Pioneer High Income Municipal Portfolio
Schedule of Investments  |  November 30, 2023

Schedule of Investments  |  11/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.9%
	Municipal Bonds — 97.3% of Net Assets(a)
	Alabama — 0.4%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,537,896
	Total Alabama	$4,537,896

	Arizona — 1.9%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,695,468
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49	1,560,380
125,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/27 (144A)	121,494
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	214,936
1,115,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/51 (144A)	815,054
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	737,100
12,490,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,130,213
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,012,040
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,033,960
1,810,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	1,080,950
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	1,345,944
	Total Arizona	$22,747,539

1Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Arkansas — 2.0%
13,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 12,545,390
12,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	12,093,750
	Total Arkansas	$24,639,140

	California — 15.9%
1,755,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	$ 1,755,105
60,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	60,208
1,370,000	California County Tobacco Securitization Agency, Golden Gate Tobacco Settlement, Series A, 5.00%, 6/1/47	1,300,705
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	190,826
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/46 (144A)	1,976,820
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/54 (144A)	1,921,280
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,602,297
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,337,967
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	3,920,035
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,921,500
8,350,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	8,354,509
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	252,578
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,565,748
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	502,310
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,613,272
280,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.00%, 6/1/43 (144A)	276,158
500,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.125%, 6/1/53 (144A)	478,815
Pioneer High Income Municipal Portfolio |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	$ 964,020
100,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	99,892
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	832,150
3,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	3,176,048
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	1,000,380
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,240,336
1,875,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	1,840,987
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,561,856
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,033,587
5,475,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	5,511,080
6,165,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/54	6,174,371
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	20,899,300
15,320,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	15,141,982
700,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	434,217
6,980,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	4,338,559
34,720,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	20,970,880
31,800,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	19,753,842
64,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	45,600,000
3Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	California — (continued)
2,500,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	$ 1,181,475
1,925,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	850,600
	Total California	$191,635,695

	Colorado — 7.6%
4,535,000(c)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 4,017,919
577,000(c)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	535,848
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	4,008,700
1,735,000(c)	Belleview Village Metropolitan District, 4.95%, 12/1/50	1,465,745
1,250,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,141,587
2,090,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,116,815
4,090,000(c)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	4,091,227
26,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	25,316,200
8,425,000(c)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	8,221,115
15,270,000(c)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	14,348,608
5,261,000(c)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	5,263,894
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,071,158
9,760,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	9,267,218
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	698,120
1,000,000(c)	Ridgeline Vista Metropolitan District, Series A, 5.25%, 12/1/60	935,570
2,000,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.00%, 12/1/40 (144A)	1,861,860
3,760,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.125%, 12/1/50 (144A)	3,292,294
597,000(c)	Settler's Crossing Metropolitan District No. 1, Series B, 7.625%, 12/15/50	590,302
Pioneer High Income Municipal Portfolio |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
1,722,000(c)	Village at Dry Creek Metropolitan District No. 2, 4.375%, 12/1/44	$ 1,455,090
1,246,000(c)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,148,849
755,000(c)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	689,156
	Total Colorado	$91,537,275

	Delaware — 0.2%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,559,767
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	916,900
	Total Delaware	$2,476,667

	District of Columbia — 0.5%
845,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/32	$ 876,375
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	1,517,805
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,151,020
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,799,346
710,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	734,949
	Total District of Columbia	$6,079,495

	Florida — 2.0%
500,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/43	$ 40,000
750,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/53	60,000
500,000(d)	Capital Trust Agency, Inc., Series B, 5.25%, 7/1/48	40,000
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,149,758
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	2,117,619
850,000	County of Lake, 5.00%, 1/15/54 (144A)	787,100
270,000	County of Lake, Imagine South Lake Charter School Project, 5.00%, 1/15/29 (144A)	271,801
1,250,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/39 (144A)	1,263,825
2,350,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	2,204,370
5Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Florida — (continued)
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	$ 298,143
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	11,025,784
225,000	Florida Development Finance Corp., The Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	212,747
2,500,000	Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai, 4.25%, 6/1/56	1,837,425
2,000,000	Village Community Development District No 15, 5.25%, 5/1/54 (144A)	1,974,860
	Total Florida	$24,283,432

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,083,082
	Total Guam	$1,083,082

	Illinois — 6.1%
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	$ 1,733,820
12,170,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/42	11,734,192
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,065,660
8,000,000(c)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,369,040
1,415,000(c)	Chicago Board of Education, Series C, 5.25%, 12/1/39	1,403,383
6,655,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	6,361,315
20,000,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	19,117,400
2,095,000(c)	Chicago Board of Education, Series H, 5.00%, 12/1/46	2,039,880
4,050,000(d)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	3,240,000
1,591,212(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	95,473
2,520,597(d)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	1,638,388
12,160,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	11,489,376
1,415,000(d)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,061,250
Pioneer High Income Municipal Portfolio |  | 11/30/236

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
3,040,000	Village of Lincolnwood, Series A, 4.82%, 1/1/41 (144A)	$ 2,763,816
2,165,000	Village of Matteson, 6.50%, 12/1/35	2,228,673
	Total Illinois	$74,341,666

	Indiana — 8.6%
8,230,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,898,304
580,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	561,811
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,524,405
600,000	City of Fort Wayne, 5.125%, 1/1/32	541,962
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	3,915,055
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,189,570
1,025,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	992,600
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,442,827
1,075,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	1,054,177
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	5,571,300
800,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	760,824
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,956,082
4,560,000	City of Terre Haute, 5.35%, 1/1/38	3,768,156
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,202,404
2,830,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,685,359
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,696,328
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,536,452
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	9,530,112
7Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Indiana — (continued)
8,340,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	$ 7,443,867
10,170,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	9,753,437
	Total Indiana	$104,025,032

	Kansas — 1.2%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 362,584
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	11,712,422
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,148,925
	Total Kansas	$14,223,931

	Maryland — 0.1%
900,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 902,232
	Total Maryland	$902,232

	Massachusetts — 1.0%
2,790,000	Massachusetts Development Finance Agency, Series A, 5.00%, 7/1/44	$ 2,716,567
635,502(d)	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	64
1,661,444(d)	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37 (144A)	166
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.00%, 4/15/40	1,260,087
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, 5.125%, 11/15/46 (144A)	4,564,890
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,830,520
	Total Massachusetts	$12,372,294

	Michigan — 2.5%
8,490,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,700,430
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,250,037
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	5,884,164
Pioneer High Income Municipal Portfolio |  | 11/30/238

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
4,000,000(e)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	$ 4,173,440
7,100,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,192,904
	Total Michigan	$30,685,975

	Minnesota — 2.3%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,187,292
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,925,993
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	895,380
2,440,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,330,761
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	1,808,700
3,515,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,601,364
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	397,696
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,485,615
1,500,000(d)	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,200,000
3,145,000(d)	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,516,000
6,080,000(d)	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	4,864,000
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	1,920,440
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,364,948
	Total Minnesota	$27,498,189

	Missouri — 0.2%
200,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	$ 195,996
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	928,480
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	2,005,002
	Total Missouri	$3,129,478

9Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Nevada — 0.1%
1,135,000	City of Las Vegas Special Improvement District No 611, Sunstone Phase I and II, 4.125%, 6/1/50	$ 914,458
	Total Nevada	$914,458

	New Jersey — 0.9%
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	$ 1,173,827
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,136,693
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,259,825
7,205,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	6,505,034
	Total New Jersey	$11,075,379

	New Mexico — 1.4%
16,135,000(e)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 15,328,250
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,575,018
	Total New Mexico	$16,903,268

	New York — 17.4%
375,000(d)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 386,340
4,150,000(d)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	4,163,363
6,175,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	5,868,843
9,250,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	8,651,525
10,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
8,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	8,029,298
22,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	20,143,725
Pioneer High Income Municipal Portfolio |  | 11/30/2310

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
15,020,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	$ 13,538,127
14,700,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	13,753,614
20,700,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	20,707,245
24,455,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	22,452,135
51,600,000(b)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	2,582,064
7,440,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/45	7,142,400
11,745,000	New York Counties Tobacco Trust VI, Settlement pass through, Series A-2B, 5.00%, 6/1/51	11,030,787
2,625,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,626,208
26,890,000	TSASC, Inc., Series B, 5.00%, 6/1/45	25,564,323
29,980,000	TSASC, Inc., Series B, 5.00%, 6/1/48	25,932,700
14,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	9,748,340
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	4,543,100
	Total New York	$210,428,206

	Ohio — 3.0%
35,200,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 31,192,832
980,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	846,946
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,285,568
	Total Ohio	$36,325,346

	Pennsylvania — 5.6%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 993,880
2,535,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,325,356
11Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	$ 7,652,275
1,205,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/32 (144A)	1,222,388
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,184,500
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	2,971,218
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,694,080
6,045,000	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,463,290
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,511,970
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,356,147
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,584,639
900,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	891,369
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,056,581
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	7,299,102
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,145,902
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,876,731
255,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.00%, 6/15/32	253,332
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	987,159
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	885,329
Pioneer High Income Municipal Portfolio |  | 11/30/2312

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	$ 932,974
2,000,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.00%, 6/15/33 (144A)	1,996,580
1,500,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.375%, 6/15/38 (144A)	1,482,540
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,717,608
	Total Pennsylvania	$67,484,950

	Puerto Rico — 2.0%
10,689,000(c)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	$ 8,871,656
5,745,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	5,400,300
6,685,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	1,554,262
3,535,000	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	821,888
1,285,000	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	298,763
3,735,000	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	868,387
3,315,000	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	770,738
1,000,000	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	232,500
1,130,000	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	262,725
4,000,000	Puerto Rico Highway & Transportation Authority, Series A, 5.85%, 3/1/27	4,007,000
665,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	669,409
	Total Puerto Rico	$23,757,628

	Rhode Island — 0.1%
2,065,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

13Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Tennessee — 0.1%
1,095,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, 4.00%, 6/1/51 (144A)	$ 872,781
	Total Tennessee	$872,781

	Texas — 4.9%
325,000	Arlington Higher Education Finance Corp., 3.50%, 3/1/24 (144A)	$ 323,986
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	17,511,356
100,000	Arlington Higher Education Finance Corp., Series A, 5.875%, 3/1/24	100,201
525,000	Arlington Higher Education Finance Corp., Series A, 6.625%, 3/1/29	528,292
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	376,639
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,934,954
160,000	City of Celina, 5.50%, 9/1/24	160,741
990,000	City of Celina, 6.00%, 9/1/30	996,267
2,520,000	City of Celina, 6.25%, 9/1/40	2,544,696
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	15,167,129
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	3,264,265
1,250,000(d)	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.50%, 7/1/46	562,500
1,000,000(d)	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.75%, 7/1/51	450,000
75,000(d)	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 6.00%, 7/1/26	30,000
1,350,000(d)	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 7.00%, 7/1/51	540,000
17,350,000(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	4,272,437
8,142,447(d)	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	5,292,590
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 0.01%, 12/1/30	690,640
	Total Texas	$59,746,693

Pioneer High Income Municipal Portfolio |  | 11/30/2314

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — 5.6%
4,285,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.40%, 3/1/45 (144A)	$ 4,289,713
17,925,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	15,249,694
41,495,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	38,147,598
5,905,000(e)	Tobacco Settlement Financing Corp., Series B2, 5.20%, 6/1/46	5,877,424
14,000,000(b)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,673,460
	Total Virginia	$67,237,889

	Wisconsin — 3.6%
2,500,000	Public Finance Authority, American Preparatory Academy - Las Vegas Project, Series A, 5.125%, 7/15/37 (144A)	$ 2,451,700
1,550,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	1,552,247
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	5,502,988
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,606,075
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	366,751
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,597,756
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	2,309,651
400,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/36 (144A)	355,760
700,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/51 (144A)	497,588
2,280,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	1,533,072
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	325,272
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	877,824
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,523,481
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	9,696,458
225,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	222,908
15Pioneer High Income Municipal Portfolio |  | 11/30/23

Principal Amount USD ($)		Value
	Wisconsin — (continued)
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	$ 2,054,660
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,530,600
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	228,356
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	685,225
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	638,022
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,180,851
2,000,000	Public Finance Authority, Searstone CCRC Project, 4.00%, 6/1/41 (144A)	1,511,100
1,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	1,391,145
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52 (144A)	1,995,000
10,640,000(b)(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	1,064,000
	Total Wisconsin	$43,698,490

	Total Municipal Bonds (Cost $1,325,588,495)	$1,175,470,106

	Debtors in Possession Financing — 0.6% of Net Assets#
	Retirement Housing — 0.6%
9,000,000+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/29/23	$ 7,200,000
	Total Retirement Housing	$7,200,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $9,000,000)	$7,200,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $1,334,588,495)	$1,182,670,106
	OTHER ASSETS AND LIABILITIES — 2.1%	$25,569,540
	net assets — 100.0%	$1,208,239,646

Pioneer High Income Municipal Portfolio |  | 11/30/2316

Schedule of Investments  |  11/30/23
(unaudited) (continued)
AGM	Assured Guaranty Municipal Corp.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2023, the value of these securities amounted to $374,488,179, or 31.0% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2022	$9,000,000	$7,200,000
% of Net assets			0.6%
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Tobacco Revenue	27.2%
Education Revenue	23.7
Health Revenue	23.0
Development Revenue	10.0
Water Revenue	2.6
Facilities Revenue	1.9
Transportation Revenue	0.9
Other Revenue	0.6
Power Revenue	0.4
Industrial Revenue	0.3
Pollution Control Revenue	0.1
90.7%
General Obligation Bonds:	9.3%
100.0%
17Pioneer High Income Municipal Portfolio |  | 11/30/23

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,175,470,106	$—	$1,175,470,106
Debtors in Possession Financing	—	—	7,200,000	7,200,000
Total Investments in Securities	$—	$1,175,470,106	$7,200,000	$1,182,670,106
During the period ended November 30, 2023, there were no significant transfers in or out of Level 3.
Pioneer High Income Municipal Portfolio |  | 11/30/2318